Related Party Information - Schedule of Related Party Transactions (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
FCA Group [Member]
Related Party Transaction [Line Items]
Net sales	$ 699	$ 806	$ 762
Cost of goods sold	444	466	463
Selling, general and administrative expenses	155	148	161
Trade receivables	17	11
Trade payables	96	105
Subsidiaries and Affiliates [Member]
Related Party Transaction [Line Items]
Net sales	1,028	782	700
Cost of goods sold	446	392	$ 430
Trade receivables	102	113
Trade payables	$ 97	$ 108